13. Stockholders' Equity	9 Months Ended
Jun. 30, 2013
Notes
13. Stockholders' Equity

13.   Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the three months ended June 30, 2013, the Company issued 529,000 shares of its common stock to 13 investors on the exercise of 529,000 warrants. The Company received $91,100 through the various exercises.

During the three months ended June 30, 2013, the Company issued 1,884,000 shares on the conversion of debt totaling $942,000.

During the three months ended June 30, 2013, the Company issued a former Director 397,000 common shares on the cashless exercise of 1,250,000 options.

During the three months ended June 30, 2012, the Company issued 1,350,000 shares of its common stock on the exercise of 1,350,000 warrants. The Company received $278,000 through the various exercises.

Warrants

As indicated in Note 10, the Company has issued warrants to seventy-one investors to purchase a total of 10,000,000 shares of the Company’s common stock at a price of $0.25 per share as part of the $2,000,000 private placement completed in February 2012 and the $3,000,000 private placement completed in October 2012. The warrants expire at various dates through September 2015.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013. As the fair value of these warrants based upon their modified terms were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

Options

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active third-party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows:

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months. The Company accounted for the modification to the option grants pursuant to ASC Topic 718-20-35 and recognized $489,726 as additional compensation that was charged to operations during the three months ended December 31, 2012.

On November 29, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.389 per share expiring five years from date of grant. The 200,000 options were valued at $26,760 under a Binomial Option Model using a trading price of $0.25 per share, a risk free interest rate of 0.63%, and volatility of 98.76%. The options immediately vested, and the $26,760 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 2,099,400 options were valued at $636,328 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vested, and the $636,328 was fully charged to operations on the date of grant.

On December 6, 2012, the Company granted options to an employee to purchase 500,000 shares of the Company common stock at a purchase price of $0.469 per share expiring five years from date of grant. The 500,000 options were valued at $151,550 under a Binomial Option Model using a trading price of $0.46 per share, a risk free interest rate of 0.60%, and volatility of 98.54%. The options immediately vest and the $151,550 was fully charged to operations on the date of grant.

On December 10, 2012, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.446 per share expiring five years from date of grant. The 200,000 options were valued at $50,220 under a Binomial Option Model using a trading price of $0.40 per share, a risk free interest rate of 0.62%, and volatility of 98.32%. The options immediately vest and the $50,220 was fully charged to operations on the date of grant.

On March 29, 2013, the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.6870 per share expiring five years from date of grant. The 200,000 options were valued at $85,960 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.76%, and volatility of 97.10%. The options immediately vest and the $85.960 was fully charged to operations on the date of grant.

On April 16, 2013 the Company granted options to a Director to purchase 50,000 shares of the Company common stock at a purchase price of $0.676 per share expiring five years from date of grant. The 50,000 options were valued at $19,295 under a Binomial Option Model using a trading price of $0.75 per share, a risk free interest rate of 0.71%, and volatility of 96.65%. The options immediately vest and the $19.295 was fully charged to operations on the date of grant.

On May 1, 2013 the Company granted options to a Director to purchase 200,000 shares of the Company common stock at a purchase price of $0.705 per share expiring five years from date of grant. The 200,000 options were valued at $84,600 under a Binomial Option Model using a trading price of $0.67 per share, a risk free interest rate of 0.65%, and volatility of 96.28%. The options immediately vest and the $84,600 was fully charged to operations on the date of grant.

A summary of outstanding stock warrants and options is as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55
Granted	200,000		$.69
Exercised	(460,000)		$(09)
Cancelled	(5,596,000)		$(.36)
Outstanding – March 31, 2013	49,606,675		$.59
Granted	250,000		$.70
Exercised	(1,779,000)		$(.64)
Cancelled	(1,784,147)		$(.36)
Outstanding – June 30, 2013	46,293,528		$.49

Of the 46,293,528 options and warrants outstanding, 40,795,194 are fully vested and currently available for exercise. In addition, as many as 7,856,000 of shares of common stock can be issued on the conversion of debt as of June 30, 2013.

(1)            Includes modified option grants to purchase 14,534,934 common shares pursuant to the November 2012 agreement.

(2)            Includes modified option grants reducing 17,134,334 common shares pursuant to the November 2012 agreement.